Strategic Investment in Prismo Metals Inc. and Intangible Asset (Tables)	12 Months Ended
Apr. 30, 2024
Intangible assets and goodwill [abstract]
Disclosure of level 2 fair value measurement of discount for lack of marketability [Table Text Block]
As at Jan 6, 2023	DLOM
Date	Vizsla	Prismo
06-Jul-23	10.6%	21.3%
06-Jan-24	15.9%	28.1%
06-Jul-24	18.0%	30.1%
06-Jan-25	20.4%	31.4%

Disclosure of intangible asset [Table Text Block]
	Right of first refusal	Total
Cost	$	$
Balance - April 30, 2022	-	-
Additions	443,930	443,930
Write off as impairment loss	(443,930)	(443,930)
Balance - April 30, 2023, and April 30, 2024	-	-

Disclosure of strategic investment [Table Text Block]
Strategic Investment
$
Balance - April 30, 2022	-
Additions	1,413,225
Gain (loss) from fair value adjustment	(116,127)
Fair value - April 30, 2023	1,297,098
Gain (loss) from fair value adjustment	(691,704)
Fair value - April 30, 2024	605,394

Disclosure of restricted holding period and voluntary escrow of discount for lack of marketability [Table Text Block]
	April 30, 2024	April 30, 2023
Date	DLOM	DLOM
06-Jul-23	Issued	8.90%
06-Jan-24	Issued	22.10%
06-Jul-24	10.87%	27.50%
06-Jan-25	19.90%	30.00%

Disclosure of Prismo warrants [Table Text Block]
	April 30, 2024	April 30, 2023
Risk Free Interest Rate	4.45%	3.78%
Expected Dividend Yield	Nil	Nil
Expected Volatility	113.64%	115.74%
Expected Term in Years	0.69 years	1.69 years